Long-Term Equity Investments - Summary of Common Shares Held (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Long term investments - common shares held [line items]
Fair value beginning balance		$ 98,190	$ 246,026
Additions		46,313	36,621
Disposals			(189,106)
Fair value adjustment gains (losses)	[1]	262,727	4,649
Fair value ending balance		407,230	98,190
Realized (Loss) Gain on Disposal			32,225
Investments in streaming or royalty partners [member]
Long term investments - common shares held [line items]
Fair value beginning balance		93,915	75,481
Additions		37,927	36,275
Disposals			(12,018)
Fair value adjustment gains (losses)	[2]	250,786	(5,823)
Fair value ending balance		382,628	93,915
Realized (Loss) Gain on Disposal			(3,543)
Other strategic investments [member]
Long term investments - common shares held [line items]
Fair value beginning balance		4,275	170,545
Additions		8,386	346
Disposals			(177,088)
Fair value adjustment gains (losses)	[2]	11,941	10,472
Fair value ending balance		$ 24,602	4,275
Realized (Loss) Gain on Disposal			$ 35,768

[1]	LTIs = long-term equity investments – common shares held.
[2]	Fair Value Gains (Losses) are reflected as a component of OCI.